Employee costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Employee Costs

	2017	2016	2015
	£m	£m	£m
Wages and salaries	7,116	6,391	6,132
Social security costs	802	733	633
Pension and other post-employment costs, including augmentations (Note 28)	616	541	467
Cost of share-based incentive plans	347	338	349
Severance and other costs from integration and restructuring activities	241	209	449

	9,122	8,212	8,030

Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors)

The average monthly number of persons employed by the Group (including Directors) during the year was:

	2017 Number	2016 Number	2015 Number
Manufacturing	38,632	38,611	37,025
Selling, general and administration	49,141	49,961	52,121
Research and development	11,576	11,255	12,046

	99,349	99,827	101,192

Summary of Compensation of the Directors and Senior Management

The compensation of the Directors and Senior Management (members of the CET) in aggregate, was as follows:

	2017 £m	2016 £m	2015 £m
Wages and salaries	26	25	23
Social security costs	4	4	2
Pension and other post-employment costs	3	2	3
Cost of share-based incentive plans	22	15	18

	55	46	46